NYSE Euronext

Received SEC

MAY 24 2010

Washington, DC 20549

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

[redacted]

10012561

CERTNYS
001-32498

May 24, 2010

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, **Xerium Technologies, Inc.**, Common Stock, $0.001 par value per share and requests immediate acceleration of registration. Adequate distribution assured. Amendment No. 1 to Form 8-A/A received on May 21, 2010. Tentative listing date – May 26, 2010.

Sincerely,